Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Interest, Dividend and Fee Income
Loans	$ 9,407	$ 8,868	$ 9,594	$ 27,518	$ 29,216
Securities (Note 2)	4,278	4,251	3,929	12,480	12,027
Securities borrowed or purchased under resale agreements	1,529	1,321	1,540	4,233	4,553
Deposits with banks	573	574	679	1,733	2,223
Interest, Dividend and Fee Income	15,787	15,014	15,742	45,964	48,019
Interest Expense
Deposits	6,211	5,938	7,008	18,397	22,400
Securities sold but not yet purchased and securities lent or sold under repurchase agreements	2,760	2,657	2,227	7,687	6,790
Subordinated debt	109	105	118	323	344
Other liabilities	1,140	1,046	893	3,079	2,494
Interest Expense	10,220	9,746	10,246	29,486	32,028
Net Interest Income	5,567	5,268	5,496	16,478	15,991
Non-Interest Revenue
Securities commissions and fees	325	323	286	964	849
Deposit and payment service charges	460	449	447	1,358	1,345
Trading revenues	850	883	406	2,599	2,027
Lending fees	358	327	327	1,025	1,013
Card fees	237	245	207	743	627
Investment management and custodial fees	741	676	589	2,095	1,719
Mutual fund revenues	463	420	376	1,304	1,092
Underwriting and advisory fees	500	504	453	1,430	1,248
Securities gains, other than trading (Note 2)	53	86	49	224	173
Foreign exchange gains, other than trading	81	86	65	243	203
Insurance service results (Note 5)	94	100	89	263	303
Insurance investment results (Notes 2 and 5)	66	51	29	193	85
Share of profit in associates and joint ventures	51	37	45	129	92
Other revenues	50	112	124	239	166
Non-Interest Revenue	4,329	4,299	3,492	12,809	10,942
Total Revenue	9,896	9,567	8,988	29,287	26,933
Provision for Credit Losses (Note 3)	722	739	797	2,207	2,862
Non-Interest Expense
Employee compensation	3,167	3,083	2,955	9,802	9,040
Premises and equipment	1,209	1,140	1,081	3,489	3,253
Amortization of intangible assets	302	296	278	892	862
Advertising and business development	269	194	198	643	582
Communications	86	85	82	252	263
Professional fees	176	152	172	496	459
Association, clearing and annual regulator fees	81	79	71	231	232
Other (Note 13)	1,388	301	268	1,956	860
Non-Interest Expense	6,678	5,330	5,105	17,761	15,551
Income Before Provision for Income Taxes	2,496	3,498	3,086	9,319	8,520
Provision for income taxes (Note 11)	746	868	756	2,450	2,090
Net Income	1,750	2,630	2,330	6,869	6,430
Attributable to:
Bank shareholders	1,748	2,626	2,327	6,864	6,421
Non-controlling interest in subsidiaries	2	4	3	5	9
Net Income	$ 1,750	$ 2,630	$ 2,330	$ 6,869	$ 6,430
Earnings Per Common Share (Canadian $) (Note 10)
Basic (in canadian dollars per share)	$ 2.38	$ 3.54	$ 3.14	$ 9.33	$ 8.48
Diluted (in canadian dollars per share)	2.38	3.53	3.14	9.30	8.47
Dividends per common share
Earnings Per Common Share (Canadian $) (Note 10)
Dividends per common share (in canadian dollars per share)	$ 1.71	$ 1.67	$ 1.63	$ 5.05	$ 4.81